Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net loss from continuing operations		¥ (21,241)		¥ (21,890)	¥ (5,078)
Less: Net loss attributable to the noncontrolling interests		451	$ 66
Net loss attributable to owners of the Company from continuing operations		(21,692)	(3,197)	(21,890)	(5,078)
Less: Distributed earnings to New Dragon (Note 19) - basic		2,174		2,141	826
Less: Distributed earnings to New Dragon (Note 19) - diluted		2,174		2,141	826
Net loss attributable to ordinary shares of the Company from continuing operations - basic		(23,866)		(24,031)	(5,904)
Net loss attributable to ordinary shares of the Company from continuing operations - diluted		(23,866)		(24,031)	(5,904)
Net loss from discontinued operations		(1,838,945)	(271,027)	(437,012)	(506,993)
Less: Net loss attributable to the noncontrolling interests		(1,673,429)	$ (246,632)	(262,939)	(222,401)
Less: Net impact on the net income attributable to the Company’s shareholders arising from the share-based compensation schemes of AIFU		148,594		(1,309)	3,164
Net loss attributable to ordinary shares of the Company from discontinued operations - basic		(165,516)		(174,073)	(284,592)
Net loss attributable to ordinary shares of the Company from discontinued operations - diluted		(314,110)		(172,764)	(287,756)
Net loss attributable to ordinary shares of the Company, basic		(189,382)		(198,104)	(290,496)
Net loss attributable to ordinary shares of the Company, diluted		¥ (337,976)		¥ (196,795)	¥ (293,660)
Weighted average number of ordinary shares outstanding (in Shares) | shares	[1]	295,148,366	295,148,366	7,609,798	2,586,237
Basic net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)	[1]	¥ (0.081)	$ (0.012)	¥ (3.158)	¥ (2.283)
Diluted net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)	[1]	(0.081)	(0.012)	(3.158)	(2.283)
Basic net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)	[1]	(0.561)	(0.083)	(22.875)	(110.041)
Diluted net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)	[1]	(1.064)	(0.157)	(22.703)	(111.264)
Basic net loss per class A ordinary share (in Yuan Renminbi per share) | (per share)	[1]	(0.642)	(0.095)	(26.033)	(112.324)
Diluted net loss per class A ordinary share (in Yuan Renminbi per share) | (per share)	[1]	(1.145)	$ (0.169)	(25.861)	(113.547)
Class A Ordinary Shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Basic net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | ¥ / shares		(0.081)		(3.158)	(2.283)
Diluted net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | ¥ / shares		(0.081)		(3.158)	(2.283)
Basic net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | ¥ / shares		(0.561)		(22.875)	(110.041)
Diluted net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | ¥ / shares		(1.064)		(22.703)	(111.264)
Basic net loss per class A ordinary share (in Yuan Renminbi per share) | ¥ / shares		(0.642)		(26.033)	(112.324)
Diluted net loss per class A ordinary share (in Yuan Renminbi per share) | ¥ / shares		¥ (1.145)		¥ (25.861)	¥ (113.547)

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025